DEPOSITS DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule Of Deposits
A summary of deposit balances, by type, at December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
	(In Thousands)
Noninterest-bearing demand deposits	$89,834	$85,958

Interest-bearing accounts:
Business checking	2	—
NOW and money market accounts	300,050	306,002
Savings accounts	38,026	37,329
Certificates of deposit (1)	277,236	272,637
Total interest-bearing accounts	615,314	615,968
Total deposits	$705,148	$701,926

(1) Includes brokered deposits of $4.2 million and $4.0 million at December 31, 2012 and 2011, respectively.

Schedule Of Time Deposits Maturities
Contractual maturities of certificates of deposit as of December 31, 2012 are summarized below (in thousands).

2013	$135,113
2014	56,675
2015	49,568
2016	15,418
2017	14,293
Thereafter	6,169
Total certificates of deposit	$277,236

Schedule of Deposit Interest Expense
A summary of interest expense, by account type, for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
NOW and money market accounts	$627	$1,294	$1,618
Savings accounts (1)	106	197	295
Certificates of deposit (2)	5,286	5,771	7,524
Total	$6,019	$7,262	$9,437

(1) Includes interest expense on mortgagors' and investors' escrow accounts.
(2) Includes interest expense on brokered deposits.